Earnings Per Share (''EPS'')	12 Months Ended
Jul. 01, 2018
Earnings Per Share [Abstract]
Earnings Per Share (''EPS'')

EARNINGS PER SHARE (“EPS”)

Basic earnings per share is computed on the basis of the weighted average number of shares of common stock outstanding during the applicable period. Diluted earnings per share is computed on the basis of the weighted average number of shares of common stock plus the potential dilutive common shares outstanding during the applicable period using the treasury stock method. Potential dilutive common shares include outstanding stock options and unvested restricted stock awards. A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Net income attributable to STRATTEC	$12,283	$7,197	$9,149
Less: Income attributable to participating securities	—	1	58
Net income attributable to common shareholders	$12,283	$7,196	$9,091

Weighted average shares of common stock outstanding	3,628	3,588	3,559
Incremental shares – stock based compensation	75	82	62
Diluted weighted average shares of common stock outstanding	3,703	3,670	3,621
Basic earnings per share	$3.39	$2.01	$2.55
Diluted earnings per share	$3.32	$1.96	$2.51

We consider unvested restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security.

Options to purchase shares of common stock that were excluded from the calculation of diluted earnings per share because their inclusion would have been antidilutive were as follows:

Years Ended	Number of Options Excluded
July 1, 2018	41,200
July 2, 2017	9,010
July 3, 2016	9,010